Impairment - Summary of impairment charges (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges (reversal), Pre-tax amount	$ 18	$ (1,175)
Impairment charges (reversal), tax	37
Non-controlling interests	0	0
Net impairment reversals/(charges) in the income statement	55	(828)
Impairment reversals/(charges) of consolidated balances	41	(1,175)
Impairment charges related to EAUs (pre-tax)	(35)	0
Net impairment reversals/(charges) in the financial information by business unit (page #)	6	(1,175)
Taxation	49	347
Tiwai Point | Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges (reversal), Pre-tax amount	41	0
Impairment charges (reversal), tax	37
Non-controlling interests	0
Net impairment reversals/(charges) in the income statement	78
Porto Trombetas (MRN) | Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges (reversal), Pre-tax amount	(23)	0
Impairment charges (reversal), tax	0
Non-controlling interests	0
Net impairment reversals/(charges) in the income statement	(23)
Alumina refineries | Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges (reversal), Pre-tax amount	0	(1,175)
Impairment charges (reversal), tax	0
Non-controlling interests	0
Net impairment reversals/(charges) in the income statement	0	(828)
Impairment reversals/(charges) of consolidated balances		(1,175)
Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges (reversal), Pre-tax amount	41	$ (1,175)
Investment in equity accounted units (EAUs)
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges (reversal), Pre-tax amount	$ (23)